SUPPLEMENT TO THE

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

I.              The “Portfolio Manager Fund Holdings” table in the section entitled "Fund Holdings" is amended to reflect the following information, as of July 31, 2008:

Portfolio Manager
	Fund	Dollar Range of Holdings in Fund	Dollar Range of Holdings in Evergreen Family of Funds
Parham M. Behrooz	Core Bond Fund	$10,001-$50,000	$50,001-$100,000
	Core Plus Bond Fund	$10,001-$50,000
Robert A. Calhoun	Core Bond Fund	Over $1,000,000	Over $1,000,000
	Core Bond Plus Fund	$100,001-$500,000
Robert Rowe	Core Plus Bond Fund	$1-$10,000	$1-$10,000
Andrew Cestone	Core Plus Bond Fund	$10,001-$50,000	$100,001-$500,000
	High Income Fund	$10,001-$50,000
Anthony J. Norris	Core Plus Bond Fund	$0[1]	$0[1]
Alex Perrin	Core Plus Bond Fund	$0[1]	$0[1]
Peter Wilson	Core Plus Bond Fund	$0[1]	$0[1]
Michael Lee	Core Plus Bond Fund	$0[1]	$0[1]
Margie Patel	Diversified Income Builder Fund	$500,001-$1,000,000	Over $1,000,000
Richard Applebach	U.S. Government Fund	$0[2]	$100,001-$500,000
Karen DiMeglio	U.S. Government Fund	$1-$10,000	$1-$10,000
Christopher Y. Kauffman	U.S. Government Fund	$0[2]	$50,001-$100,000
Todd C. Kuimjian	Core Bond Fund	$10,001-$50,000	$100,001-$500,000
	Core Plus Bond Fund	$1-$10,000
	U.S. Government Fund	$0[2]

1  Messrs. Norris, Perrin, Wilson and Lee are non-US residents and therefore do not hold shares of the Evergreen funds.

2 As of July 31, 2008, Messrs. Applebach, Kauffman and Kuimjian were not portfolio managers of Evergreen U.S. Government Fund. They have subsequently been named as portfolio managers and are expected to invest in Evergreen U.S. Government Fund.

II.            Evergreen Core Plus Bond Fund (the “Fund”)

                As of September 5, 2008, the Fund is managed by Robert A. Calhoun, Parham M. Behrooz, Todd C. Kuimjian, Andrew Cestone, Peter Wilson, Anthony J. Norris, Alex Perrin, and Michael Lee. Accordingly, the section of the Fund's SAI entitled "PORTFOLIO MANAGERS" is revised to reflect this change.

III.           Evergreen U.S. Government Fund (the “Fund”)

As of September 5, 2008, the Fund is managed by Todd C. Kuimjian, Karen DiMeglio, Christopher Y. Kauffman, and Richard Applebach.

In conjunction with these changes, the section entitled “PORTFOLIO MANAGERS” in the Fund’s SAI is revised to add the following information under the sub-headings indicated. The information presented is as of July 31, 2008.

The table in the section entitled “Other Funds and Accounts Managed” is amended to reflect the following information:

Portfolio Manager		(Assets in Thousands)
Richard Applebach, CFA[1]	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Multi-Sector Income Fund	$726,880
	Evergreen U.S. Government Fund	$939,037
	TOTAL.........................................................................................................	$3,373,993
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A
	Number of separate accounts managed....................................................	1
	Assets of separate accounts managed...............................................	$76,859
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	N/A

[1] As of July 31, 2008, Mr. Applebach was not a portfolio manager of Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund or Evergreen U.S. Government Fund. Mr. Applebach was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Applebach is responsible for the management of only a portion of Evergreen Multi-Sector Income Fund. As of July 31, 2008, this portion would have represented approximately $278 million of the $727 million in assets in Evergreen Multi-Sector Income Fund.

Christopher Y. Kauffman, CFA[2]	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Institutional Mortgage Portfolio	$37,248
	Evergreen Multi-Sector Income Fund	$726,880
	Evergreen U.S. Government Fund	$939,037
	TOTAL.........................................................................................................	$3,411,241
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	8
	Assets of other pooled investment vehicles managed.....................	$2,270,899
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	0
	Number of separate accounts managed....................................................	119
	Assets of separate accounts managed...............................................	$10,517,996
	Number of those subject to performance fee.....................................	1
	Assets of those subject to performance fee.....................................	$505,285

[2] As of July 31, 2008, Mr. Kauffman was not a portfolio manager of  Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund or Evergreen U.S. Government Fund.  Mr. Kauffman was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Kauffman is responsible for only a portion of Evergreen Multi-Sector Income Fund. As of July 31, 2008, this portion would have represented approximately $278 million of the $727 million in assets in Evergreen Multi-Sector Income Fund.

Todd C. Kuimjian, CFA[3]	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Core Plus Bond Fund	$229,977
	Evergreen U.S. Government Fund	$939,037
	Evergreen Core Bond Fund	$2,731,521
	Evergreen Institutional Mortgage Portfolio	$37,248
	Evergreen Short Intermediate Bond Fund	$461,731
	Evergreen VA Core Bond Fund	$41,210
	Evergreen Multi-Sector Income Fund	$726,880
	TOTAL.........................................................................................................	$6,875,680
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	8
	Assets of other pooled investment vehicles managed.....................	$2,270,899
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	0
	Number of separate accounts managed....................................................	119
	Assets of separate accounts managed...............................................	$10,517,996
	Number of those subject to performance fee.....................................	1
	Assets of those subject to performance fee.....................................	$505,285

[3] As of July 31, 2008, Mr. Kuimjian was not a portfolio manager of Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund or Evergreen U.S. Government Fund.  Mr. Kuimjian was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Kuimjian is responsible for the management of only a portion of Evergreen Multi-Sector Income Fund and Evergreen Core Plus Bond Fund. As of July 31, 2008, this portion would have represented approximately $278 million of the $727 million in assets in Evergreen Multi-Sector Fund and approximately $181 million of the $230 million in assets in Evergreen Core Plus Bond Fund.

The table in the section entitled "Compensation" is amended to reflect the following information:

Portfolio Manager
Benchmark
Richard Applebach	Lipper Multi Sector Income Lipper Intermediate U.S. Government Lipper Short-Intermediate Investment Grade Funds
Christopher Y. Kauffman	Callan Core Bond Callan Intermediate Lipper Multi Sector Income Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade Lipper Intermediate U.S. Government
Todd C. Kuimjian	Callan Core Bond Callan Intermediate Lipper Multi Sector Income Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade Funds Lipper Intermediate U.S. Government

November 6, 2008	583199 RV1 (11/08)